Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	0	0
CIK0001838821_ARYA Sciences Acquisition Corp IV
Income Taxes
Unrecognized tax benefits	0	0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0